AXP(R)
                                                                        Tax-Free
                                                                      Money Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Stability Without Taxes
Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns.But there is an alternative -- AXP Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: A cash reserve that can let you keep the tax-exempt income it earns.

CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
Financial Statements                     6
Notes to Financial Statements            9
Investments in Securities               12

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2   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Manager
Short-term interest rates fell during the first half of the past fiscal year, ultimately resulting in a decline in AXP Tax-Free Money Fund's yield for the period -- January through June 2001. The Fund's net asset value remained at $1 during the period, providing shareholders with continued stability of principal in addition to a tax-free return.

For the seven-day period ended June 30, 2001, the Fund provided an annualized simple yield of 2.28% and an annualized compound yield of 2.31%. These are equal to 3.17% simple and 3.21% compound yields for an investor in the 28% federal income-tax bracket.

(Investors should keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 share, it is possible to lose money by investing in the Fund. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

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3   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

INTEREST RATES FALL
With the economy in a slump, the Federal Reserve (the Fed) began reducing short-term interest rates in early January to stimulate stronger growth. By the end of the period in June, the Fed had cut rates by 2.75 percentage points -- a substantial reduction. In response, interest rates on the short-term securities the Fund invests in also declined. This meant that the Fund earned less interest on its investments, which in turn resulted in a decline in the Fund's yield.

As is always the case, I varied the portfolio's asset mix (among fixed- and variable-rate securities) in an effort to shore up the yield. Still, in an environment of sharply declining interest rates, there is no way to fully counteract the trend without violating the Fund's investment guidelines and creating unwarranted investment risk.

Looking ahead to the second half of the year, I think it's likely that the Fed's interest-rate cuts during the past six months, combined with federal income-tax rebates and lower tax rates, will result in a pick-up in economic growth. If so, the Fed will almost surely discontinue its rate cuts.

That combination of events would likely result in higher interest rates on the securities the Fund invests in. Given that outlook, I plan to keep the average maturity of the portfolio somewhat short, which will allow me to more quickly add higher-yielding securities to boost the Fund's overall yield.

David Kerwin

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4   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Fund Facts

6-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $1.00
Dec. 31, 2000                                                     $1.00
Increase                                                          $  --

Distributions -- Jan. 1, 2001 - June 30, 2001
From income                                                       $0.01
From long-term capital gains                                      $  --
Total distributions                                               $0.01
Total return*                                                    +1.38%
7-day yield**                                                    +2.28%

  * The total return is a hypothetical investment in the Fund with all distributions reinvested.
 ** The yield quotation more closely reflects the current annualized earnings of the money market fund compared to the total return quotation.

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5   AXP TAX-FREE MONEY FUND-- SEMIANNUAL REPORT

Financial Statements
Statement of assets and liabilities

AXP Tax-Free Money Fund, Inc.

June 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $196,803,076)                              $196,803,076
Cash in bank on demand deposit                                    3,319,379
Accrued interest receivable                                         480,380
Receivable for investment securities sold                           300,620
                                                                    -------
Total assets                                                    200,903,455
                                                                -----------

Liabilities
Dividends payable to shareholders                                    35,926
Accrued investment management services fee                            1,980
Accrued transfer agency fee                                             525
Accrued administrative services fee                                     165
Other accrued expenses                                               12,566
                                                                     ------
Total liabilities                                                    51,162
                                                                     ------
Net assets applicable to outstanding capital stock             $200,852,293
                                                               ============

Represented by
Capital stock -- $.01 par value (Note 1)                       $  2,008,575
Additional paid-in capital                                      198,847,762
Accumulated net realized gain (loss)                                 (4,044)
                                                                     ------
Total -- representing net assets applicable
   to outstanding capital stock                                $200,852,293
                                                               ============
Shares outstanding                                              200,857,526
                                                                -----------
Net asset value per share of outstanding capital stock         $       1.00
                                                               ------------

See accompanying notes to financial statements.

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6   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Statement of operations

AXP Tax-Free Money Fund, Inc.

Six months ended June 30, 2001 (Unaudited)

Investment income Income:
Interest                                                           $3,461,333
                                                                   ----------
Expenses (Note 2):
Investment management services fee                                    375,521
Transfer agency fee                                                    94,000
Administrative services fees and expenses                              33,382
Compensation of board members                                           4,400
Custodian fees                                                         16,766
Printing and postage                                                   50,890
Registration fees                                                      45,378
Audit fees                                                             11,000
Other                                                                     968
                                                                          ---
Total expenses                                                        632,305
   Earnings credits on cash balances (Note 2)                         (22,310)
                                                                      -------
Total net expenses                                                    609,995
                                                                      -------
Investment income (loss) -- net                                     2,851,338
                                                                    ---------
Net increase (decrease) in net assets resulting from operations    $2,851,338
                                                                   ==========

See accompanying notes to financial statements.

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7   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



Statements of changes in net assets
AXP Tax-Free Money Fund, Inc.

                                                                              June 30, 2001       Dec. 31, 2000
                                                                            Six months ended       Year ended
                                                                               (Unaudited)

Operations and distributions
Investment income (loss) -- net                                            $   2,851,338        $   7,054,519
Net realized gain (loss) on security transactions                                     --                 (166)
                                                                               ---------                 ----
Net increase (decrease) in net assets resulting from operations                2,851,338            7,054,353
                                                                               ---------            ---------
Distributions to shareholders from:
   Net investment income                                                      (2,851,338)          (7,054,519)
                                                                              ----------           ----------

Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                185,385,267          453,160,022
Net asset value of shares issued in reinvestment of distributions              2,952,530            6,790,562
Payments for redemptions of shares                                          (214,015,840)        (439,848,095)
                                                                            ------------         ------------
Increase (decrease) in net assets from capital share transactions            (25,678,043)          20,102,489
                                                                             -----------           ----------
Total increase (decrease) in net assets                                      (25,678,043)          20,102,323
Net assets at beginning of period                                            226,530,336          206,428,013
                                                                             -----------          -----------
Net assets at end of period                                                $ 200,852,293        $ 226,530,336
                                                                           =============        =============

See accompanying notes to financial statements.

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8   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

Notes to Financial Statements
AXP Tax-Free Money Fund, Inc.

(Unaudited as to June 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

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9   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $24 per shareholder account for this service.

During the six months ended June 30, 2001, the Fund's custodian and transfer agency fees were reduced by $22,310 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $530,191,310 and $558,725,000 respectively, for the six months ended June 30, 2001. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2001.

5. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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10   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



6. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)

Fiscal period ended Dec. 31,                          2001(d)       2000         1999         1998         1997

Net asset value, beginning of period                 $1.00         $1.00        $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                           .01           .03          .03          .03          .03

Less distributions:

Dividends from net investment income                  (.01)         (.03)        (.03)        (.03)        (.03)

Net asset value, end of period                       $1.00         $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)               $201          $227         $206         $173         $152

Ratio of expenses to average daily net assets(b)      .61%(c)       .59%         .59%         .54%         .55%

Ratio of net investment income (loss)
     to average daily net assets                     2.73%(c)      3.45%        2.64%        2.93%        3.13%

Total return                                          1.38%        3.50%        2.68%        2.94%        3.18%



Notes to financial highlights
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Adjusted to an annual basis.
(d)  Six months ended June 30, 2001 (Unaudited).

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11   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

Investments in Securities
AXP Tax-Free Money Fund, Inc.

June 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes
Issuer(b)               Annualized             Amount          Value(a)
                     yield on date         payable at
                       of purchase           maturity

Alabama (0.4%)
Columbia Industrial Development
   Pollution Control Revenue Bonds
   (Alabama Power) V.R. Series 1995C
     10-01-22                 3.30%          $800,000(c)       $800,000

Alaska (1.2%)
Valdez Marine Terminal Revenue Bonds
   (Exxon Pipeline) V.R. Series 1993A
     12-01-33                 3.25          2,500,000(c)      2,500,000

Arizona (4.1%)
Maricopa County Pollution Control
   Revenue Bonds
   (Arizona Public Service) V.R. Series 1994A
     05-01-29                 3.25          2,200,000(c)      2,200,000
Salt River Agricultural Improvement & Power
   District C.P. Series 2001A
     08-02-01                 2.60          1,000,000         1,000,000
     08-08-01                 2.75          2,000,000         2,000,000
Salt River Agricultural Improvement & Power
   District C.P. Series 2001B
     07-03-01                 2.75          2,000,000         2,000,000
     07-06-01                 3.00          1,000,000         1,000,000
Total                                                         8,200,000

District of Columbia (3.0%)
American Red Cross Revenue Bonds
   (Banc One) C.P. Series 2001
     07-09-01                 2.85          2,000,000         2,000,000
     09-04-01                 2.60          1,000,000         1,000,000
     09-05-01                 2.70          2,000,000         2,000,000
     09-07-01                 2.60          1,000,000         1,000,000
Total                                                         6,000,000

Florida (0.5%)
Halifax Hospital Medical Center T.A.N.
     03-15-02                 3.74          1,000,000         1,003,076

Georgia (5.7%)
Burke County Development Authority
   Pollution Control Revenue Bonds
   (Georgia Power Vogtle) V.R. 2nd Series 1995
     04-01-25                 3.30          1,000,000(c)      1,000,000
Burke County Development Authority
   Pollution Control Revenue Bonds
   (Georgia Power Vogtle) V.R. 3rd Series 1995
     09-01-25                 3.30          1,200,000(c)      1,200,000
Metropolitan Atlanta Rapid Transit Authority
   Sales Tax Revenue Bonds V.R. Series 2000A
     07-01-25                 2.85          5,500,000(c)      5,500,000
Metropolitan Atlanta Rapid Transit Authority
   Sales Tax Revenue Bonds V.R. Series 2000B
     07-01-25                 2.60          1,000,000(c)      1,000,000
Monroe County Development Authority
   Pollution Control Revenue Bonds
   (Georgia Power) V.R. Series 1995
     07-01-25                 3.30          2,800,000(c)      2,800,000
Total                                                        11,500,000

Illinois (4.7%)
Chicago General Obligation Tender Notes V.R.
   Series 1997
     01-01-12                 2.65          4,575,000(c)      4,575,000
Chicago Water Revenue Bonds
   2nd Lien V.R. Series 1999
     11-01-30                 2.60          5,000,000(c)      5,000,000
Total                                                         9,575,000

Indiana (11.3%)
Marion Economic Development Revenue Bonds
   (Wesleyan University) V.R. Series 2000
     06-01-30                 2.75         14,900,000(c)     14,900,000
State Education Facility (University of
   Notre Dame) V.R. Series 1995
     03-01-25                 2.55          8,000,000(c)      8,000,000
Total                                                        22,900,000

Kentucky (1.0%)
Kenton County Airport Facility Revenue Bonds
   V.R. Series 2000B
     10-01-30                 2.65          2,000,000(c)      2,000,000

Maryland (6.8%)
Montgomery County C.P. B.A.N. Series 2001
     10-05-01                 2.65          1,300,000         1,300,000

See accompanying notes to investments in securities.

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12   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Municipal notes (continued)
Issuer(b)               Annualized             Amount          Value(a)
                     yield on date         payable at
                       of purchase           maturity

Maryland (cont.)
Montgomery Industrial Development Bonds
   (GE) C.P. Series 2001
     08-09-01                 2.70%        $2,000,000        $2,000,000
     08-09-01                 3.65          3,000,000         3,000,000
State Economic Development Revenue Bonds
   (CHF- College Park) V.R. Series 2000A
     06-01-32                 2.75          7,325,000(c)      7,325,000
Total                                                        13,625,000

Michigan (3.0%)
Regents of the University Hospital Revenue Bonds
   V.R. Series 1995A
     12-01-27                 3.30          3,800,000(c)      3,800,000
Regents of the University of Michigan
   C.P. Series 2001C
     07-16-01                 2.60          1,500,000         1,500,000
University Hospital Refunding Revenue Bonds
   V.R. Series 1992A
     12-01-19                 3.30            700,000(c)        700,000
Total                                                         6,000,000

Minnesota (6.5%)
Cohassset Revenue Bonds (Minnesota
   Power & Light) V.R.D.N.
   Series 1997A
     06-01-20                 3.50          1,000,000(c)      1,000,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 1992B
     07-11-01                 2.60          1,000,000         1,000,000
     08-08-01                 2.60          2,000,000         2,000,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 1992C
     07-06-01                 2.75          1,500,000         1,500,000
Rochester Health Care Facility Revenue Bonds
   (Mayo Clinic) C.P. Series 2000B
     08-03-01                 2.65          1,000,000         1,000,000
     08-17-01                 2.65          3,500,000         3,500,000
Southern Minnesota Municipal Power C.P.
   Series 2001B
     08-06-01                 2.75          3,000,000         3,000,000
Total                                                        13,000,000

Missouri (3.8%)
State Health & Educational Facilities Authority
   Revenue Bonds (St. Louis University) V.R.
   Series 1999
     10-01-09                 3.55            800,000(c)        800,000
     10-01-24                 3.55          6,800,000(c)      6,800,000
Total                                                         7,600,000

Nebraska (0.5%)
State Public Power District C.P. Series 2001A
     07-10-01                 3.10          1,000,000         1,000,000

Nevada (5.0%)
Las Vegas Valley Water District
   General Obligation Bonds
   (Lt Water) C.P. Series 2001A
     07-06-01                 3.00          2,000,000         2,000,000
     07-10-01                 2.80          2,500,000         2,500,000
     07-12-01                 2.80          2,500,000         2,500,000
     07-12-01                 2.85          1,000,000         1,000,000
     09-12-01                 3.15          2,000,000         2,000,000
Total                                                        10,000,000

New Hampshire (1.5%)
State C.P. Series A
     07-11-01                 3.20          3,000,000         3,000,000

New Mexico (0.8%)
Farmington Pollution Control Revenue Bonds
   (Arizona Public Service) V.R. Series 1994B
     05-01-24                 3.30          1,600,000(c)      1,600,000

Ohio (1.3%)
State Air Quality Development Revenue Bonds
   (Cincinnati Gas & Electric) V.R. Series 1995A
     09-01-30                 3.30          2,600,000(c)      2,600,000

Pennsylvania (6.3%)
Harrisburg Authority Revenue Bonds
   V.R. Series 2001
     03-01-34                 2.76         12,600,000(c)     12,600,000

South Carolina (0.5%)
State Public Service Authority C.P. Series 2001
     08-07-01                 2.60          1,000,000         1,000,000

Texas (11.8%)
Dallas Area Rapid Transit C.P. Series 2001C
     10-05-01                 2.60          1,000,000         1,000,000
     10-11-01                 2.60          3,000,000         3,000,000
Harris County General Obligation C.P.
   Series 2001A-1
     07-06-01                 3.05          2,000,000         2,000,000
Harris County General Obligation C.P.
   Series 2001D-1
     07-10-01                 2.70          1,000,000         1,000,000
     08-07-01                 2.55          1,000,000         1,000,000
Port Arthur Naval District of Jefferson
   Pollution Control Revenue Bonds (Texaco)
   V.R. Series 1994
     10-01-24                 3.30          1,000,000(c)      1,000,000

See accompanying notes to investments in securities.

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Municipal notes (continued)

Issuer(b)               Annualized             Amount          Value(a)
                     yield on date         payable at
                       of purchase           maturity

Texas (cont.)
San Antonio (Electric & Gas System) C.P.
   Series 2001A
     07-05-01                 2.90%        $2,800,000        $2,800,000
     07-12-01                 2.85          1,000,000         1,000,000
     07-09-01                 2.90          2,000,000         2,000,000
     07-09-01                 3.00          1,900,000         1,900,000
San Antonio General Improvement C.P.
   Series 2001
     07-02-01                 2.75          1,500,000         1,500,000
     07-05-01                 3.00          2,000,000         2,000,000
     09-06-01                 2.70          2,000,000         2,000,000
     09-10-01                 2.60          1,500,000         1,500,000
Total                                                        23,700,000

Utah (3.4%)
Intermountain Power Agency
   (Power Supply Service) C.P. Series 2001F
     07-02-01                 2.85          1,800,000         1,800,000
     08-03-01                 2.65          1,500,000         1,500,000
Intermountain Power Agency
   (Power Supply Service) C.P. Series 2001-F2
     07-03-01                 3.25          1,500,000         1,500,000
     08-07-01                 2.75          1,000,000         1,000,000
     09-07-01                 2.60          1,000,000         1,000,000
Total                                                         6,800,000

Virginia (6.0%)
Roanoke Hospital Revenue Bonds
   (Carilion Health System) V.R. Series 1997A
     07-01-27                 3.30          9,100,000(c)      9,100,000
Williamsburg Industrial Development Authority
   Revenue Bonds (Colonial Willamsburg) V.R.
   Series 2000
     11-01-35                 2.65          3,000,000(c)      3,000,000
Total                                                        12,100,000

Washington (6.3%)
Port of Seattle Revenue Bonds
   V.R. Series 1999A
     09-01-24                 2.85          6,000,000(c)      6,000,000
State Public (Power Supply System) V.R.
   Series 1993
     07-01-17                 2.65          6,700,000(c)      6,700,000
Total                                                        12,700,000

Wyoming (2.5%)
Kemmerer Pollution Control Revenue Bonds
   (Exxon) V.R. Series 1984
     11-01-14                 3.25          1,100,000(c)      1,100,000
Lincoln County Pollution Control Revenue Bonds
   (Exxon) V.R. Series 1984B
     11-01-14                 3.25          1,700,000(c)      1,700,000
Lincoln County Pollution Control Revenue Bonds
   (Exxon) V.R. Series 1984D
     11-01-14                 3.25            200,000(c)        200,000
Uinta County Pollution Control Revenue Bonds
   (Amoco) V.R. Series 1998
     07-01-26                 3.25          2,000,000(c)      2,000,000
Total                                                         5,000,000

Total investments in securities
(Cost: $196,803,076)(d)                                    $196,803,076

See accompanying notes to investments in securities.

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14   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   The following abbreviations may be used in the portfolio descriptions:

      B.A.N.    --  Bond Anticipation Note

      C.P.      --  Commercial Paper

      R.A.N.    --  Revenue Anticipation Note

      T.A.N.    --  Tax Anticipation Note

      V.R.      --  Variable Rate

      V.R.D.N.  --  Variable Rate Demand Note

(c) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(d) Also represents the cost of securities for federal income tax purposes at June 30, 2001.

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15   AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

AXP Tax-Free Money Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: ITFXX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                            S-6428 P (8/01)